Subordinated loans - Schedule of changes in subordinated loans (Details) € in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Subordinated loans [abstract]
Opening balance	€ 16,715		€ 15,805	€ 15,805
New issuances			491	3,163
Repayments	(990)		€ (1,455)	(2,449)
Exchange rate differences	708			609
Other changes | $		$ (960)			$ (413)
Closing balance	€ 15,473			€ 16,715